Shareholder Report, Holdings (Details) - Capital Group International Focus Equity ETF	May 31, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%